Share capital - Non-Option Equity Instruments Rollforward (Details) - Restricted share units - shares shares in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding units, beginning of year (in shares)	3,322	2,784
Granted (in shares)	2,382	1,939
Vested and converted to common shares (in shares)	(1,625)	(1,440)
Forfeited (in shares)		(119)
Reinvested dividend equivalents (in shares)	277	158
Outstanding units, end of year (in shares)	4,356	3,322